Earnings per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Numerator:
Net income attributable to common shareholders	$ 13,226	$ 17,991
Undistributed income attributable to Series C participating preferred shares	(5,602)	(10,181)
Net income available to common shareholders, basic and diluted	7,624	7,810
Net income available to:
Net income available to common shareholders, basic and diluted	7,624	7,810
Common Class A [Member]
Numerator:
Net income available to common shareholders, basic and diluted	7,624	7,810
Net income available to:
Net income available to common shareholders, basic and diluted	$ 7,624	$ 7,810
Denominator:
Basic weighted average number of common shares outstanding	17,632,674	9,937,836
Plus weighted average number of RSUs with service conditions	97,954	74,606
Weighted Average Number of Shares Outstanding, Diluted	17,730,628	10,012,442
Basic and diluted earnings per share:
Basic earnings per share	$ 0.43	$ 0.79
Diluted earnings per share	$ 0.43	$ 0.78
Series C Preferred Shares [Member]
Numerator:
Undistributed income attributable to Series C participating preferred shares	$ 5,602	$ 10,181
Denominator:
Basic weighted average number of common shares outstanding	12,955,187	12,955,187
Plus weighted average number of RSUs with service conditions	71,970	97,259
Weighted Average Number of Shares Outstanding, Diluted	13,027,157	13,052,446
Basic and diluted earnings per share:
Basic earnings per share	$ 0.43	$ 0.79
Diluted earnings per share	$ 0.43	$ 0.78